Digital Assets	12 Months Ended
Dec. 31, 2021
Disclosure of Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 8: DIGITAL ASSETS

Bitcoin transactions and the corresponding values for the years ended December 31, 2021, and 2020 were as follows:

	Year ended December 31,
	2021		2020
	Quantity	Value	Quantity	Value
Balance as of January 1,	—	$—	—	$—
Bitcoin mined*	3,453	164,393	3,014	31,125
Bitcoin exchanged for cash and services	(105)	(4,841)	(2,641)	(27,467)
Bitcoin exchanged for long-term debt repayment	(47)	(1,546)	(373)	(3,586)
Gain (Loss) on disposition of Bitcoin	—	(289)	—	88
Prior period accounting policy change	—	—	—	(160)
Revaluation of digital assets	—	(4,861)	—	—
Balance of digital assets as of December 31,	3,301	152,856	—	—
Less digital assets pledged as collateral as of December 31,**	(1,875)	(86,825)	—	—
Balance of digital assets excluding digital assets pledged as collateral as of December 31,	1,426	$66,031	—	$—

*	Management estimates the fair value of Bitcoin mined on a daily basis as the quantity of cryptocurrency received multiplied by the price quoted on www.coinmarketcap.com (“Coinmarketcap”) on the day it was received. Management considers the prices quoted on Coinmarketcap to be a level 2 input under IFRS 13 Fair Value Measurement.

**	See Note 13 for details of the Company’s credit facility and Bitcoin pledged as collateral.